BUSINESS COMBINATION UNDER COMMON CONTROL (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

		December 31,
	Acquisition date	2020
Current assets	103,353	66,215
Non-current assets	70,660	74,270
Current liabilities	(3,770)	(7,037)
Non-current liabilities	(4,480)	—
Net assets – closing balance	165,763	133,448
Net assets – beginning balance	133,448	95,389

Suzhou Zhongcai
BUSINESS COMBINATION
Schedule of values of the assets and liabilities at the acquisition date

	December 31, 2018	June 1, 2019
Assets

Property, plant and equipment	55,747	55,746
Land use rights	26,574	—
Right-of-use assets	—	26,318
Other current assets	2,561	2,229
Deferred tax assets	86	143
Trade and notes receivables	3,485	2,758
Cash and cash equivalents	183	136

Liabilities
Deferred tax liabilities	111	—
Interest-bearing loans and borrowings	51,908	51,908
Other payables and accrued expenses	34,536	33,404
Trade and notes payables	1,664	1,564

Net assets	417	454

Non-controlling interests	—	—

Net assets acquired	—	454

Difference recognized in equity	—	(217)

Total purchase consideration	—	237

Gallium business
BUSINESS COMBINATION
Schedule of revenue and net profit of the acquired

	For the period from
	January 1, 2021 to the
	acquisition date	2020
Revenue	178,229	112,428
Net profit	32,315	26,219

Schedule of details of the purchase consideration, the net assets acquired

Purchase consideration:
Cash paid	395,624
Total purchase consideration	395,624